Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
11.
LEASES

The Group has operating leases arrangements for their regional processing centers, frontline fulfillment stations, processing plants, office space, vehicles and equipment.

A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	2,245,571	1,425,117	206,622
Operating lease liabilities, current	969,494	693,496	100,547
Operating lease liabilities, non-current	1,244,096	678,000	98,301
Total operating lease liabilities.	2,213,590	1,371,496	198,848
Weighted average remaining lease term	2.79 years	2.54 years	2.54 years
Weighted average discount rate	6.8%	6.9%	6.9%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive loss and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Operating lease cost	475,064	953,325	1,040,862	150,911
Short-term lease cost	7,391	12,227	11,219	1,626
Variable lease cost	—	8,247	14,896	2,160
Total	482,455	973,799	1,066,977	154,697
Cash paid for operating leases.	500,458	1,002,511	1,046,689	151,756
Right-of-use assets obtained in exchange for operating lease liabilities.	1,489,367	1,671,666	393,755	57,089

11.
LEASES (CONTINUED)

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2022 is as follows:

	As of December 31, 2022
	RMB	US$
	(in thousands)
2023	758,787	110,014
2024	420,328	60,942
2025	217,340	31,511
2026	77,552	11,244
2027	6,079	881
Thereafter	2,668	387
Total future lease payments.	1,482,754	214,979
Less: imputed interest	(111,258)	(16,131)
Total operating lease liabilities	1,371,496	198,848

The aggregate consideration paid for the early termination of the operating leases of certain regional processing centers and frontline fulfillment stations and the resulting gain or loss recognized upon termination of such leases was not significant for the periods presented.